Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Underlying Options, Beginning balance	63	13
Weighted Average Exercise Price, Beginning Balance	$ 68,748.00	$ 323,660.00
Weighted Average Remaining Contractual Term (in years), Outstanding		8 years 7 months 20 days	8 years 6 months 7 days
Intrinsic Value, Outstanding, Beginning balance
Shares Underlying Options, Forfeited
Weighted Average Exercise Price, Forfeited		$ 340,094.00
Shares Underlying Options, Granted		50
Weighted Average Exercise Price, Granted		$ 42,090.00
Shares Underlying Options, Expired
Weighted Average Exercise Price, Expired		$ 495,932.00
Shares Underlying Options, Ending balance		63	13
Weighted Average Exercise Price, Ending Balance		$ 68,748.00	$ 323,660.00
Intrinsic Value, Outstanding, Ending balance
Shares Underlying Options, Exercisable		20
Weighted Average Exercise Price, Exercisable		$ 122,069.90
Weighted Average Remaining Contractual Term (in years), Exercisable		8 years 1 month 24 days
Intrinsic Value, Exercisable
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Underlying Options, Beginning balance	67
Weighted Average Exercise Price, Beginning Balance	$ 91,319.80
Weighted Average Remaining Contractual Term (in years), Outstanding	7 years 11 months 12 days	8 years 7 months 20 days
Intrinsic Value, Outstanding, Beginning balance
Shares Underlying Options, Forfeited
Weighted Average Exercise Price, Forfeited	$ 19,242.90
Shares Underlying Options, Granted
Weighted Average Exercise Price, Granted
Shares Underlying Options, Expired
Weighted Average Exercise Price, Expired
Shares Underlying Options, Ending balance	67	67
Weighted Average Exercise Price, Ending Balance	$ 93,470.30	$ 91,319.80
Intrinsic Value, Outstanding, Ending balance
Shares Underlying Options, Exercisable	22
Weighted Average Exercise Price, Exercisable	$ 150,518.50
Weighted Average Remaining Contractual Term (in years), Exercisable	7 years 2 months 15 days
Intrinsic Value, Exercisable